Common Shares	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Common Shares
Share Repurchase Program
During the nine months ended September 30, 2019, the Company’s Board of Directors authorized a new share repurchase program to purchase up to an aggregate of $50.0 million of the Company’s common shares. This new share repurchase program replaced the Company’s previous share repurchase program that was authorized in October 2018 and that was terminated in conjunction with the authorization of the new share repurchase program. The specific timing and amounts of the repurchases will be in the sole discretion of management and may vary based on market conditions and other factors. The Company is not obligated under the terms of the program to repurchase any of its common shares. The authorization has no expiration date.
Dividend
During the nine months ended September 30, 2019, the Company’s Board of Directors declared and the Company paid quarterly cash dividends totaling $0.06 per share or approximately $4.3 million in aggregate.